SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED JANUARY 10, 2005

TO PROSPECTUSES DATED APRIL 30, 2004
FOR COLUMBIA ALL-STAR FREEDOM NY, COLUMBIA ALL-STAR NY,
COLUMBIA ALL-STAR EXTRA NY, AND COLUMBIA ALL-STAR TRADITIONS NY
ISSUED BY SUN LIFE (N.Y.) VARIABLE ACCOUNT C

TO PROSPECTUSES DATED MAY 1, 2003 FOR NEW YORK KEYPORT CHARTER
AND NEW YORK KEYPORT LATITUDE

AND TO PROSPECTUSES DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR, NEW YORK KEYPORT OPTIMA,
NEW YORK KEYPORT ADVISOR VISTA, NEW YORK KEYPORT VISTA,
NEW YORK KEYPORT ADVISOR OPTIMA
AND NEW YORK KEYPORT ADVISOR CHARTER

ISSUED BY KBL VARIABLE ACCOUNT A

This supplement contains information about the Stein Roe Growth Stock Fund, Variable Series Sub-account.

Effective February 25, 2005, Stein Roe Growth Stock Fund, Variable Series is changing its name to Columbia Large Cap Growth Fund, Variable Series. On that date, Stein Roe Growth Stock Fund, Variable Series Sub-account will be changing its name, to reflect the change in the name of the underlying Portfolio.

NY (1/05)